Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000069642 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069642 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069642 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069642 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069642 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069642 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069642 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069642 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069642 | Roper Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069642 | Sumber Alfaria Trijaya
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069642 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000069642 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000069642 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000069642 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000069642 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000069642 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000069642 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069642 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069642 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069642 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069643 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000069643 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069643 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069643 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000069643 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000069643 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069643 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069643 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000069643 | Roper Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000069643 | Sumber Alfaria Trijaya
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069643 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000069643 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000069643 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000069643 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000069643 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000069643 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000069643 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069643 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069643 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000069643 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000184322 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000184322 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000184322 | Apple
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000184322 | Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000184322 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000184322 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000184322 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184322 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000184322 | Roper Technologies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184322 | Sumber Alfaria Trijaya
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184322 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C000184322 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000184322 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000184322 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000184322 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000184322 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000184322 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000184322 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000184322 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000184322 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.90%